Offerings	Jun. 26, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	1,250,000	[1],[2]
Proposed Maximum Offering Price per Unit | $ / shares	77.64
Maximum Aggregate Offering Price	$ 97,050,000	[3]
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,403	[4]
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, without par value (“Common Stock”), of 1st Source Corporation (the “Registrant”) that become issuable under any of the plans referenced herein by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock.
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act.  The proposed maximum offering price per share is calculated on the basis of $77.64, the average of the high and low price of the Registrant’s Common Stock on June 22, 2026, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement.
(3)
Pursuant to Rule 457(p) of the Securities Act, the Registrant hereby offsets the registration fee required in connection with this Registration Statement by $1,100, which represents the registration fees previously paid by the Registrant with respect to the following unsold securities previously registered under the registration statements indicated: an aggregate of 171,395 shares which were previously registered on a Registration Statement on Form S-8 (File No. 333-268217), filed with the Securities and Exchange Commission (the “Commission”) on November 7, 2022, in connection with the 1st Source Corporation 1982 Executive Incentive Plan, as amended (the “Amended EIP Plan”) and which remain unsold.  The Registrant has terminated any offering of unsold securities under the prior registration statement indicated above.  Pursuant to Rule 457(p), the $19,948 filing fee currently due in connection with this Registration Statement is offset in part by the $1,100 balance for the unsold securities under the prior registration statement indicated above, resulting in a net fee due of $18,848 remitted in connection with this Registration Statement.
(4)
Represents 1,250,000 shares of Common Stock issuable pursuant to the Amended EIP Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	500,000	[1],[5]
Proposed Maximum Offering Price per Unit | $ / shares	77.64
Maximum Aggregate Offering Price	$ 38,820,000	[3]
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,362	[4]
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, without par value (“Common Stock”), of 1st Source Corporation (the “Registrant”) that become issuable under any of the plans referenced herein by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock.
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act.  The proposed maximum offering price per share is calculated on the basis of $77.64, the average of the high and low price of the Registrant’s Common Stock on June 22, 2026, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement.
(3)
Pursuant to Rule 457(p) of the Securities Act, the Registrant hereby offsets the registration fee required in connection with this Registration Statement by $1,100, which represents the registration fees previously paid by the Registrant with respect to the following unsold securities previously registered under the registration statements indicated: an aggregate of 171,395 shares which were previously registered on a Registration Statement on Form S-8 (File No. 333-268217), filed with the Securities and Exchange Commission (the “Commission”) on November 7, 2022, in connection with the 1st Source Corporation 1982 Executive Incentive Plan, as amended (the “Amended EIP Plan”) and which remain unsold.  The Registrant has terminated any offering of unsold securities under the prior registration statement indicated above.  Pursuant to Rule 457(p), the $19,948 filing fee currently due in connection with this Registration Statement is offset in part by the $1,100 balance for the unsold securities under the prior registration statement indicated above, resulting in a net fee due of $18,848 remitted in connection with this Registration Statement.
(5)
Represents 500,000 shares of Common Stock issuable pursuant to the Amended Restricted Stock Plan.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	110,323	[1],[6]
Proposed Maximum Offering Price per Unit | $ / shares	77.64
Maximum Aggregate Offering Price	$ 8,565,478	[3]
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,183	[4]
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, without par value (“Common Stock”), of 1st Source Corporation (the “Registrant”) that become issuable under any of the plans referenced herein by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock.
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act.  The proposed maximum offering price per share is calculated on the basis of $77.64, the average of the high and low price of the Registrant’s Common Stock on June 22, 2026, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement.
(3)
Pursuant to Rule 457(p) of the Securities Act, the Registrant hereby offsets the registration fee required in connection with this Registration Statement by $1,100, which represents the registration fees previously paid by the Registrant with respect to the following unsold securities previously registered under the registration statements indicated: an aggregate of 171,395 shares which were previously registered on a Registration Statement on Form S-8 (File No. 333-268217), filed with the Securities and Exchange Commission (the “Commission”) on November 7, 2022, in connection with the 1st Source Corporation 1982 Executive Incentive Plan, as amended (the “Amended EIP Plan”) and which remain unsold.  The Registrant has terminated any offering of unsold securities under the prior registration statement indicated above.  Pursuant to Rule 457(p), the $19,948 filing fee currently due in connection with this Registration Statement is offset in part by the $1,100 balance for the unsold securities under the prior registration statement indicated above, resulting in a net fee due of $18,848 remitted in connection with this Registration Statement.
(6)
Represents (i) 100,000 shares of Common Stock issuable pursuant to the Amended SDIP; and (ii) 10,323 shares of Common Stock being offered for resale by the selling shareholder named in the reoffer prospectus that has been included in and filed with the Registration Statement.

[1]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, without par value (“Common Stock”), of 1st Source Corporation (the “Registrant”) that become issuable under any of the plans referenced herein by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock.
[2]	Represents 1,250,000 shares of Common Stock issuable pursuant to the Amended EIP Plan.
[3]	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $77.64, the average of the high and low price of the Registrant’s Common Stock on June 22, 2026, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement.
[4]	Pursuant to Rule 457(p) of the Securities Act, the Registrant hereby offsets the registration fee required in connection with this Registration Statement by $1,100, which represents the registration fees previously paid by the Registrant with respect to the following unsold securities previously registered under the registration statements indicated: an aggregate of 171,395 shares which were previously registered on a Registration Statement on Form S-8 (File No. 333-268217), filed with the Securities and Exchange Commission (the “Commission”) on November 7, 2022, in connection with the 1st Source Corporation 1982 Executive Incentive Plan, as amended (the “Amended EIP Plan”) and which remain unsold. The Registrant has terminated any offering of unsold securities under the prior registration statement indicated above. Pursuant to Rule 457(p), the $19,948 filing fee currently due in connection with this Registration Statement is offset in part by the $1,100 balance for the unsold securities under the prior registration statement indicated above, resulting in a net fee due of $18,848 remitted in connection with this Registration Statement.
[5]	Represents 500,000 shares of Common Stock issuable pursuant to the Amended Restricted Stock Plan.
[6]	Represents (i) 100,000 shares of Common Stock issuable pursuant to the Amended SDIP; and (ii) 10,323 shares of Common Stock being offered for resale by the selling shareholder named in the reoffer prospectus that has been included in and filed with the Registration Statement.